Financial Instruments and Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis

The following tables provide a summary of the significant assets and liabilities that are measured at fair value on a recurring basis at the end of each period:

	December 27, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.9	$23.8	$12.1	$—
Foreign exchange forward and option contracts	1.9	1.9	—	—

	$37.8	$25.7	$12.1	$—

Liabilities:
Deferred compensation liabilities	$15.8	$—	$15.8	$—
Contingent consideration	6.9	—	—	6.9
Foreign exchange forward and option contracts	0.3	0.3	—	—

	$23.0	$0.3	$15.8	$6.9

	September 27, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.3	$22.6	$12.7	$—
Foreign exchange forward and option contracts	0.9	0.9	—	—

	$36.2	$23.5	$12.7	$—

Liabilities:
Deferred compensation liabilities	$13.5	$—	$13.5	$—
Contingent consideration	6.9	—	—	6.9
Foreign exchange forward and option contracts	1.4	1.4	—	—

	$21.8	$1.4	$13.5	$6.9

The following tables provide a summary of the significant assets and liabilities that are measured at fair value on a recurring basis at the end of each period:

	September 27, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.3	$22.6	$12.7	$—
Foreign exchange forward and option contracts	0.9	0.9	—	—

	$36.2	$23.5	$12.7	$—

Liabilities:
Deferred compensation liabilities	$13.5	$—	$13.5	$—
Contingent consideration	6.9	—	—	6.9
Foreign exchange forward and option contracts	1.4	1.4	—	—

	$21.8	$1.4	$13.5	$6.9

	September 28, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$25.2	$13.7	$11.5	$—
Liabilities:
Deferred compensation liabilities	$9.3	$—	$9.3	$—

Schedule of Reconciliation of Changes in Fair Value of Contingent Consideration

Balance at September 27, 2013	$6.9
Change in fair value	—

Balance at December 27, 2013	$6.9

Balance at September 28, 2012	$—
Fair value of contingent consideration	6.9

Balance at September 27, 2013	$6.9

Schedule of Carrying Amount and Fair Value of Long-term Debt

The following table presents the carrying values and estimated fair values of the Company’s long-term debt, excluding capital leases, as of the end of each period:

	December 27, 2013		September 27, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Loan payable	$—	$—	$0.1	$0.1
3.50% notes due April 2018	299.9	292.6	299.9	293.7
9.50% debentures due May 2022	10.4	14.1	10.4	14.3
8.00% debentures due March 2023	8.0	10.0	8.0	10.2
4.75% notes due April 2023	598.2	551.8	598.2	568.5

The following table presents the carrying values and estimated fair values of the Company’s long-term debt, excluding capital leases, as of the end of each period:

	September 27, 2013		September 28, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Loan payable	$0.1	$0.1	$—	$—
7.00% debentures due December 2013	—	—	5.8	5.8
3.50% notes due April 2018	299.9	293.7	—	—
9.50% debentures due May 2022	10.4	14.3	—	—
8.00% debentures due March 2023	8.0	10.2	—	—
4.75% notes due April 2023	598.2	568.5	—	—

Schedule of Accounts Receivable Concentration Risk

The Company’s accounts receivable, net of allowance for doubtful accounts, in Spain and Italy at the end of each period were as follows:

	December 27, 2013	September 27, 2013
Spain	$11.5	$9.2
Italy	12.5	12.6

The Company’s accounts receivable, net of allowance for doubtful accounts, in Spain and Italy at the end of each period are as follows:

	September 27, 2013	September 28, 2012
Spain	$9.2	$15.0
Italy	12.6	12.5

Schedules of Concentration of Risk

The following table shows net sales attributable to distributors that accounted for 10% or more of the Company’s total net sales:

	Three Months Ended
	December 27, 2013	December 28, 2012
Cardinal Health, Inc.	20%	22%
McKesson Corporation	15%	15%
Amerisource Bergen Corporation	12%	8%

The following table shows accounts receivable attributable to distributors that accounted for 10% or more of the Company’s gross accounts receivable at the end of each period:

	December 27, 2013	September 27, 2013
Cardinal Health, Inc.	25%	18%
McKesson Corporation	24%	22%
Amerisource Bergen Corporation	14%	14%

The following table shows net sales attributable to products that accounted for 10% or more of the Company’s total net sales:

	Three Months Ended
	December 27, 2013	December 28, 2012
Optiray™ (CMDS)	13%	16%
Methylphenidate ER (Specialty Generics)	10%	2%

The following table shows net sales attributable to distributors that accounted for 10% or more of the Company’s total net sales:

	Fiscal Year
	2013	2012	2011
Cardinal Health, Inc.	18%	19%	19%
McKesson Corporation	15%	14%	13%
Amerisource Bergen Corporation	9%	9%	10%

The following table shows accounts receivable attributable to distributors that accounted for 10% or more of the Company’s gross accounts receivable at the end of each period:

	September 27, 2013	September 28, 2012
Cardinal Health, Inc.	18%	19%
McKesson Corporation	22%	20%
Amerisource Bergen Corporation	14%	10%

The following table shows net sales attributable to products that accounted for 10% or more of the Company’s total net sales:

	Fiscal Year
	2013	2012	2011
Optiray (CMDS)	14%	17%	19%
Acetaminophen products (API)	10%	11%	11%